Fair Value Measurement - Warranty Liability Derivatives - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 10, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise price of warrants	$ 10.00								$ 1.56
Warrant for preferred shares outstanding						1,587
Warrant liability		$ 709		$ 709		$ 1,070	$ 2,140,532
Change in fair value of warrant liability		$ 558	$ 3,326	$ 361	$ (200,994)	$ (200,936)	$ 782,112	$ (536,000)
Five-Year Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)						5 years	5 years
Two-Year Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)						2 years	2 years
Common Stock Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise price of warrants	$ 10.00
Warrant liability							$ 2,132,000
Fair value assumption, probability rate							25.00%
Fair value price							$ 0
Common Stock Warrants [Member] | IPO
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	$ 2,476,000
Common Stock Warrants [Member] | Black Scholes Valuation Model
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumption, probability rate							75.00%
Common Stock Warrants [Member] | Five-Year Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)							5 years
Common Stock Warrants [Member] | Five-Year Term [Member] | IPO
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)	5 years
Common Stock Warrants [Member] | Two-Year Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)							2 years
Common Stock Warrants [Member] | Two-Year Term [Member] | IPO
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected life (in years)	2 years